Consideration Receivable (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2019 CNY (¥)	May 31, 2019 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)
Consideration Receivable.
Consideration receivable (note 5)			$ 0	$ 165,506
Consideration received	¥ 137,370	$ 165,506	$ 325,413	$ 350,655	$ 131,686
Percentage Of Equity Interest			100.00%